Renaissance IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022

Shares		Value (US$)

	COMMON STOCKS - 99.6%
	COMMUNICATION SERVICES - 7.7%
	Entertainment - 4.0%
46,733	Endeavor Group Holdings, Inc. - Class A *	$1,053,362
32,454	Playtika Holding Corp. *	276,183
132,828	ROBLOX Corp. - Class A *	3,780,285

		5,109,830

	Interactive Media & Services - 3.7%
31,142	Bumble, Inc. - Class A *	655,539
49,097	Kanzhun Ltd. - ADR *	1,000,106
100,501	ZoomInfo Technologies, Inc. *	3,026,085

		4,681,730

		9,791,560

	CONSUMER DISCRETIONARY - 28.6%
	Auto Components - 0.5%
17,137	Mobileye Global, Inc. - Class A *	600,823

	Automobiles - 7.3%
192,258	Li Auto, Inc. - ADR *	3,922,063
190,145	Rivian Automotive, Inc. - Class A *	3,504,373
192,062	XPeng, Inc. - ADR *	1,909,096

		9,335,532

	Diversified Consumer Services - 0.5%
8,492	Duolingo, Inc. *	604,036

	Hotels, Restaurants & Leisure - 9.7%
137,525	Airbnb, Inc. - Class A *	11,758,387
12,287	Dutch Bros, Inc. - Class A * (a)	346,371
24,460	Sportradar Holding AG - Class A * (a)	243,622

		12,348,380

	Internet & Direct Marketing Retail - 8.2%
368,098	Coupang, Inc. *	5,414,722
91,462	DoorDash, Inc. - Class A *	4,465,175
29,631	Global-e Online Ltd. *	611,584
13,440	Ozon Holdings PLC - ADR * ±	134

		10,491,615

	Specialty Retail - 1.4%
28,120	Academy Sports & Outdoors, Inc.	1,477,425
28,841	Petco Health & Wellness Co., Inc. *	273,412

		1,750,837

	Textiles, Apparel & Luxury Goods - 1.0%
75,679	On Holding AG - Class A *	1,298,652

		36,429,875

	CONSUMER STAPLES - 1.6%
	Food & Staples Retailing - 1.0%
61,372	Albertsons Cos., Inc. - Class A	1,272,855

	Household Products - 0.4%
19,696	Reynolds Consumer Products, Inc.	590,486

	Personal Products - 0.2%
43,843	Olaplex Holdings, Inc. *	228,422

		2,091,763

	ENERGY - 0.2%
	Energy Equipment & Services - 0.2%
8,265	ProFrac Holding Corp. - Class A *	208,278

See accompanying Notes to Financial Statements.

Renaissance IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022 (continued)

Shares		Value (US$)

	FINANCIALS - 7.8%
	Banks - 2.4%
746,166	NU Holdings Ltd. - Class A * (a)	$3,036,896

	Capital Markets - 3.4%
58,337	Coinbase Global, Inc. - Class A * (a)	2,064,546
205,172	Robinhood Markets, Inc. - Class A *	1,670,100
22,408	TPG, Inc. (a)	623,615

		4,358,261

	Consumer Finance - 0.4%
248,883	Lufax Holding Ltd. - ADR	482,833

	Diversified Financial Services - 0.4%
29,069	Corebridge Financial, Inc.	583,124

	Insurance - 1.0%
30,377	Ryan Specialty Holdings, Inc. *	1,260,949

	Thrifts & Mortgage Finance - 0.2%
10,693	Enact Holdings, Inc.	257,915

		9,979,978

	HEALTH CARE - 13.1%
	Biotechnology - 2.5%
22,998	Beam Therapeutics, Inc. * (a)	899,452
20,062	Legend Biotech Corp. - ADR *	1,001,495
25,982	Vaxcyte, Inc. *	1,245,837

		3,146,784

	Health Care Equipment & Supplies - 1.0%
12,315	Bausch + Lomb Corp. *	191,006
17,482	Inari Medical, Inc. *	1,111,156

		1,302,162

	Health Care Providers & Services - 3.4%
65,961	1Life Healthcare, Inc. *	1,102,208
68,906	agilon health, Inc. * (a)	1,112,143
42,385	Oak Street Health, Inc. * (a)	911,701
16,425	Privia Health Group, Inc. *	373,012
29,446	Signify Health, Inc. - Class A *	843,923

		4,342,987

	Health Care Technology - 1.1%
40,782	Doximity, Inc. - Class A * (a)	1,368,644

	Life Sciences Tools & Services - 0.5%
8,884	AbCellera Biologics, Inc. *	89,995
39,811	Maravai LifeSciences Holdings, Inc. - Class A *	569,695

		659,690

	Pharmaceuticals - 4.6%
9,442	Harmony Biosciences Holdings, Inc. *	520,254
136,139	Royalty Pharma PLC - Class A	5,380,213

		5,900,467

		16,720,734

	INDUSTRIALS - 6.0%
	Commercial Services & Supplies - 1.7%
22,561	Driven Brands Holdings, Inc. *	616,141
55,293	GFL Environmental, Inc.	1,616,214

		2,232,355

	Electrical Equipment - 1.0%
50,034	Shoals Technologies Group, Inc. - Class A *	1,234,339

See accompanying Notes to Financial Statements.

Renaissance IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022 (continued)

Shares		Value (US$)

	Marine - 0.4%
29,662	ZIM Integrated Shipping Services Ltd. (a)	$509,890

	Professional Services - 0.9%
91,629	Dun & Bradstreet Holdings, Inc.	1,123,371

	Road & Rail - 1.6%
233,171	Full Truck Alliance Co. Ltd. - ADR * (a)	1,865,368
11,384	Hertz Global Holdings, Inc. *	175,200

		2,040,568

	Trading Companies & Distributors - 0.4%
25,796	Core & Main, Inc. - Class A *	498,121

		7,638,644

	INFORMATION TECHNOLOGY - 32.0%
	IT Services - 14.0%
79,065	Affirm Holdings, Inc. * (a)	764,559
25,175	DigitalOcean Holdings, Inc. *	641,207
37,645	Dlocal Ltd. * (a)	586,133
157,123	Marqeta, Inc. - Class A *	960,021
18,378	Shift4 Payments, Inc. - Class A *	1,027,881
94,494	Snowflake, Inc. - Class A *	13,563,669
30,574	Thoughtworks Holding, Inc. *	311,549

		17,855,019

	Semiconductors & Semiconductor Equipment - 1.5%
24,082	Allegro MicroSystems, Inc. *	722,942
23,127	GLOBALFOUNDRIES, Inc. * (a)	1,246,314

		1,969,256

	Software - 16.5%
79,567	AppLovin Corp. - Class A * (a)	837,840
26,384	Asana, Inc. - Class A * (a)	363,308
61,610	Bentley Systems, Inc. - Class B	2,277,106
17,779	Braze, Inc. - Class A * (a)	485,011
22,446	Clear Secure, Inc. - Class A	615,694
45,238	Confluent, Inc. - Class A *	1,006,093
26,598	DoubleVerify Holdings, Inc. *	584,092
35,654	Freshworks, Inc. - Class A * (a)	524,470
17,771	Gitlab, Inc. - Class A * (a)	807,514
12,882	HashiCorp, Inc. - Class A * (a)	352,194
13,108	Informatica, Inc. - Class A *	213,529
6,050	Instructure Holdings, Inc. *	141,812
4,370	Monday.com Ltd. *	533,140
673,192	Palantir Technologies, Inc. - Class A *	4,321,893
19,823	Paycor HCM, Inc. *	485,069
16,342	PowerSchool Holdings, Inc. - Class A *	377,173
25,930	Procore Technologies, Inc. *	1,223,377
45,247	Qualtrics International, Inc. - Class A *	469,664
69,518	SentinelOne, Inc. - Class A *	1,014,268
137,636	UiPath, Inc. - Class A *	1,749,354
90,704	Unity Software, Inc. *	2,593,227

		20,975,828

		40,800,103

	REAL ESTATE - 2.6%
	Real Estate Management & Development - 2.6%
234,460	KE Holdings, Inc. - ADR *	3,273,062

	TOTAL COMMON STOCKS (Cost - $234,376,792)	126,933,997

See accompanying Notes to Financial Statements.

Renaissance IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022 (continued)

Shares		Value (US$)

	SHORT-TERM INVESTMENTS - 13.8%
17,572,988	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$17,572,988

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,572,988)	17,572,988

	TOTAL INVESTMENTS - 113.4% (Cost - $251,949,780) (c)	$144,506,985
	LIABILITIES LESS OTHER ASSETS - (13.4) %	(17,075,056)

	NET ASSETS - 100.0%	$127,431,929

* Non-income producing security.

± Investments categorized as a significant unobservable input (Level 3). At December 31, 2022, the aggregate value of these securities amounted to $134 or less than 0.01% of Net Assets.

(a) Securities (or a portion of the security) on loan. As of December 31, 2022, the market value of securities loaned was $13,998,855. The loaned securities were secured with cash collateral of $12,472,488 and non-cash collateral with a value of $1,946,272. The non-cash collateral received consists primarily of U.S treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $251,949,780. At December 31, 2022, net depreciation for all securities was $107,442,795. This consists of aggregate gross unrealized appreciation of $820,863 and aggregate gross unrealized depreciation of $108,263,658.

ADR - American Depositary Receipt
PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022

Shares		Value (US$)

	COMMON STOCKS - 99.4%
	BELGIUM - 2.6%
7,783	Azelis Group NV	$220,946

	BRITAIN - 8.9%
27,015	Allfunds Group PLC	188,691
44,828	Dr. Martens PLC	103,296
8,679	Pepco Group NV *	78,285
56,628	Wise PLC - Class A *	385,295

		755,567

	CANADA - 3.5%
5,861	Definity Financial Corp.	166,566
5,130	Nuvei Corp. * (a)	130,372

		296,938

	CHINA - 46.4%
39,000	Akeso, Inc. - Class B *	214,850
2,145	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	31,548
68,032	Blue Moon Group Holdings Ltd.	45,672
8,825	CALB Co. Ltd. *	20,442
46,427	China Resources Mixc Lifestyle Services Ltd.	235,839
6,200	China Tourism Group Duty Free Corp. Ltd. - Class H *	182,693
257,103	Evergrande Property Services Group Ltd. * ±	18,940
9,759	Hangzhou Tigermed Consulting Co. Ltd. - Class H	112,775
26,953	Hygeia Healthcare Holdings Co. Ltd. * (a)	193,374
58,960	JD Health International, Inc. *	538,956
133,734	JD Logistics, Inc. *	259,057
49,936	Jiumaojiu International Holdings Ltd.	133,390
4,729	JL Mag Rare-Earth Co. Ltd. - Class H	13,571
5,958	Joinn Laboratories China Co. Ltd. - Class H	30,494
86,990	Kuaishou Technology *	791,836
88,954	Nongfu Spring Co. Ltd. - Class H	502,581
5,000	Onewo, Inc. - Class H *	31,420
56,230	Pop Mart International Group Ltd. (a)	142,782
11,500	Remegen Co. Ltd. - Class H *	85,306
6,500	Shanghai MicroPort MedBot Group Co. Ltd. *	26,482
37,000	Simcere Pharmaceutical Group Ltd.	55,082
142,236	Smoore International Holdings Ltd. (a)	220,859
8,400	Tianqi Lithium Corp. - Class H * (a)	60,050

		3,947,999

	FRANCE - 0.5%
2,090	Antin Infrastructure Partners SA	45,416

	GERMANY - 9.6%
8,069	Dr Ing hc F Porsche AG - (Preference Shares) *	818,399

	INDONESIA - 1.2%
1,409,600	Avia Avian Tbk PT	57,045
1,400,100	Global Digital Niaga Tbk PT *	42,271

		99,316

	ITALY - 0.5%
2,816	Industrie De Nora SpA *	43,226

	NETHERLANDS - 3.3%
8,205	CTP NV	96,965
6,438	JDE Peet's NV	186,210

		283,175

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022 (continued)

Shares		Value (US$)

	NORWAY - 2.5%
56,804	AutoStore Holdings Ltd. * (a)	$103,933
32,304	Var Energi ASA	110,809

		214,742

	PHILIPPINES - 1.3%
576,569	Monde Nissin Corp.	114,636

	POLAND - 3.8%
31,793	Allegro.eu SA *	182,355
16,294	InPost SA *	137,407

		319,762

	RUSSIA - 0.0%
11,913	Fix Price Group Ltd. - GDR * ±	119

	SPAIN - 2.1%
4,558	Corp. ACCIONA Energias Renovables SA	176,331

	SWEDEN - 4.4%
13,700	Nordnet AB publ	198,184
39,440	Volvo Car AB - Class B *	179,079

		377,263

	THAILAND - 8.2%
222,557	Central Retail Corp. PCL	297,192
222,588	PTT Oil & Retail Business PCL	152,955
95,840	SCG Packaging PCL	157,727
198,921	Thai Life Insurance PCL *	85,576

		693,450

	UNITED STATES - 0.6%
50,600	GQG Partners, Inc.	48,059

	TOTAL COMMON STOCKS (Cost - $11,171,545)	8,455,344

	SHORT-TERM INVESTMENTS - 2.4%
199,886	State Street Navigator Securities Lending Government Money Market Portfolio (b)	199,886

	TOTAL SHORT-TERM INVESTMENTS (Cost - $199,886)	199,886

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF
          PORTFOLIO OF INVESTMENTS (UNAUDITED)
December 31, 2022 (continued)

TOTAL INVESTMENTS - 101.8% (Cost - $11,371,431) (c)	$8,655,230
LIABILITIES LESS OTHER ASSETS - (1.8) %	(151,304)

NET ASSETS - 100.0%	$8,503,926

* Non-income producing security.

± Investments categorized as a significant unobservable input (Level 3). At December 31, 2022, the aggregate value of these securities amounted to $19,059 or less than 0.22% of Net Assets.

(a) Securities (or a portion of the security) on loan. As of December 31, 2022, the market value of securities loaned was $710,003. The loaned securities were secured with cash collateral of $199,886 and non-cash collateral with a value of $547,623. The non-cash collateral received consists primarily of U.S treasuries, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $11,371,431. At December 31, 2022, net depreciation for all securities was $2,716,201. This consists of aggregate gross unrealized appreciation of $182,876 and aggregate gross unrealized depreciation of $2,899,077.

GDR - Global Depositary Receipt
PLC - Public Limited Company

See accompanying Notes to Financial Statements.

RENAISSANCE IPO ETFS
          NOTES TO FINANCIAL STATEMENTS
For the Period Ended December 31, 2022 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ last quoted sales prices on their principal exchanges, where available. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with the Trust’s Valuation Procedures, which are approved annually by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available at a Valuation Time, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee, after consulting with representatives of the Adviser’s Valuation Committee, and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

RENAISSANCE IPO ETFS
          NOTES TO FINANCIAL STATEMENTS
For the Period Ended December 31, 2022 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of December 31, 2022:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$126,933,863	$—	$134	$126,933,997
Short-Term Investments	17,572,988	—	—	17,572,988

Total Investments	$144,506,851	$—	$134	$144,506,985

Renaissance International IPO ETF	Level 1	Level 1	Level 1	Total
Common Stocks(1)	$8,436,285	$—	$19,059	$8,455,344
Short-Term Investments	199,886	—	—	199,886

Total Investments	$8,636,171	$—	$19,059	$8,655,230

(1)	See the Portfolio of Investments for industry/country classification.

During the period ended December 31, 2022 there were no transfers between levels. The Fund's policy is to recognize transfers between levels as of the end of the period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Renaissance IPO ETF	Common Stocks
Balance as of September 30, 2022	$135
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of December 31, 2022	$134

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2022	$18,952
Change in Unrealized Appreciation (Depreciation)	107
Balance as of December 31, 2022	$19,059

.